Net income per share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Net income per share	Net income per share Basic net income per share is computed by dividing net income by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net income per share is computed by dividing net income by the weighted-average number of common shares and dilutive common share equivalents outstanding for the period determined using the treasury-stock and if-converted methods. There were no potentially dilutive securities outstanding in either period presented.